Patent Acquisition Costs (Details) - Patents [Member] - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Patent acquisition and related costs	$ 92,434	$ 95,050
Less: Accumulated amortization	(53,069)	(42,567)
Patent Acquisition Costs, Net	$ 39,365	$ 52,483